Shareholder Report, Line Graph (Details) 195065_Column Mid Cap Select Fund_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Dec. 11, 2023	Aug. 31, 2026
Column Mid Cap Select Fund
Account Value [Line Items]
Line Graph and Table Measure Name				Column Mid Cap Select Fund
Accumulated Value	$ 11,992	$ 11,410	$ 10,000	$ 13,426
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Accumulated Value	14,304	12,344	10,000	$ 17,219
Russell Midcap Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Total Return Index
Accumulated Value	$ 13,243	$ 11,763	$ 10,000	$ 15,619